Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Outstanding Debt Balances
Outstanding debt balances were as follows:

	December 31,
	2015	2014
Notes payable – current
Uncommitted lines of credit	$19.2	$24.8
Term loan	11.5	—
Other	1.3	0.8
	$32.0	$25.6
Long-term debt
Credit facility	$168.0	$240.0
Term loan	218.5	—
Senior notes	225.0	225.0
Industrial development revenue bonds	—	11.9
Other	1.6	2.9
Long-term deferred financing fees	(6.9)	(2.5)
	$606.2	$477.3

Schedule of Maturities of Long-term Debt	Maturities of long-term debt as of December 31, 2015 are as follows:

Maturities of Long-Term Debt
2016	$175.0
2017	1.2
2018	50.4
2019	0.1
Thereafter	386.4
$613.1